Tax Payable - Schedule of Tax Payable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Tax Payable [Abstract]
Income tax payable	$ 331,612	$ 861,948
Other payables	117,673	150,155
Total	$ 449,285	$ 1,012,103